ORGANIZATION AND PRINCIPAL BUSINESS (Details Narrative)		1 Months Ended
	Oct. 09, 2024 $ / shares shares	Apr. 30, 2025 shares	Jun. 30, 2025 $ / shares	Oct. 09, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jan. 31, 2024 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares		2,980,000
Common stock par value | (per share)			$ 0.0001		$ 0.0001	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares	1,400,000
Common stock par value | $ / shares				$ 0.0001
Shares issued price per share | (per share)	$ 4.00			$ 4.00